SEGMENT INFORMATION - Detail of Total Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Other revenue from tenants	$ 1,152	$ 982	$ 946
Investment and other revenue	960	1,005	864
Revenue	9,483	7,365	7,100
Office
Disclosure of operating segments [line items]
Revenue	1,998	2,210	2,198
Retail
Disclosure of operating segments [line items]
Revenue	1,559	1,557	1,510
LP Investments
Disclosure of operating segments [line items]
Revenue	5,678	3,593	3,387
Corporate
Disclosure of operating segments [line items]
Revenue	248	5	5
Operating segments
Disclosure of operating segments [line items]
Lease revenue	4,778	3,868	4,219
Other revenue from tenants	1,151	981	944
Hospitality revenue	2,594	1,511	1,073
Investment and other revenue	960	1,005	864
Revenue	9,483	7,365	7,100
Operating segments | Office
Disclosure of operating segments [line items]
Lease revenue	1,340	1,373	1,467
Other revenue from tenants	463	469	442
Hospitality revenue	27	22	9
Investment and other revenue	168	346	280
Revenue	1,998	2,210	2,198
Operating segments | Retail
Disclosure of operating segments [line items]
Lease revenue	1,152	1,138	1,113
Other revenue from tenants	278	264	259
Hospitality revenue	0	0	0
Investment and other revenue	129	155	138
Revenue	1,559	1,557	1,510
Operating segments | LP Investments
Disclosure of operating segments [line items]
Lease revenue	2,286	1,357	1,639
Other revenue from tenants	410	248	243
Hospitality revenue	2,567	1,489	1,064
Investment and other revenue	415	499	441
Revenue	5,678	3,593	3,387
Operating segments | Corporate
Disclosure of operating segments [line items]
Lease revenue	0	0	0
Other revenue from tenants	0	0	0
Hospitality revenue	0	0	0
Investment and other revenue	248	5	5
Revenue	$ 248	$ 5	$ 5